Segmentation of key figures (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [line items]
Number of Reportable Segments	3
Innovative Medicines
Disclosure of operating segments [line items]
Number of Business Units	2
Sandoz
Disclosure of operating segments [line items]
Number of Franchises	3
Alcon
Disclosure of operating segments [line items]
Number of Franchises	2
Consumer Health
Disclosure of operating segments [line items]
Number of Business Units	2